UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03534

Name of Fund: Ready Assets U.S.A. Government Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Ready Assets U.S.A. Government Money Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2014

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	Ready Assets U.S.A. Government Money Fund (Percentages shown are based on Net Assets)
	Par (000)	Value
US Treasury Obligations

US Treasury Bills (a):
0.12%, 8/15/13	$2,000	$1,999,907
0.14%, 8/22/13	2,000	1,999,842
0.05%, 9/05/13	5,000	4,999,781
0.11%, 9/26/13	2,000	1,999,658
0.11%, 10/03/13	1,500	1,499,711
0.10%, 10/10/13	5,000	4,999,052
0.09%, 10/17/13	2,000	1,999,615
0.08%, 12/05/13	2,000	1,999,444
0.08%, 12/19/13	3,000	2,999,067
0.08%, 1/09/14	3,000	2,998,886
0.08%, 1/16/14	3,000	2,998,950
0.07%, 1/23/14	2,000	1,999,295
US Treasury Notes:
0.75% - 4.25%, 8/15/13	2,500	2,502,543
0.75%, 9/15/13	1,000	1,000,681
0.50%, 10/15/13	1,500	1,500,926
0.25%, 10/31/13	1,500	1,500,163
0.25%, 11/30/13	445	445,239
0.25%, 1/31/14	6,000	6,004,102
0.25%, 2/28/14	1,500	1,500,572
1.00%, 5/15/14	600	604,061

Total US Treasury Obligations – 47.7%		47,551,495

Repurchase Agreements

Barclays Capital, Inc., 0.02%, 8/06/13 (Purchased on 7/30/13 to be repurchased at $1,440,006, collateralized by a US Treasury Note, 1.38% due 7/31/18, par and fair values of $1,470,000 and $1,468,852, respectively)	1,440	1,440,000
Total Value of Barclays Capital, Inc. (collateral value of $1,468,852)		1,440,000
Citigroup Global Markets, Inc., 0.02%, 8/01/13 (Purchased on 7/25/13 to be repurchased at $1,010,004, collateralized by a US Treasury Securities TIPS and a US Treasury Note, 1.00% - 2.00% due 1/15/16 - 8/31/16, par and fair values of $1,015,500 and $1,030,323, respectively)	1,010	1,010,000
Citigroup Global Markets, Inc., 0.06%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $4,000,007, collateralized by a US Treasury Note, 0.75% due 3/31/18, par and fair values of $4,172,000 and $4,080,087, respectively)	4,000	4,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $5,110,410)		5,010,000

	Par (000)	Value
Repurchase Agreements

Credit Suisse Securities (USA) LLC, 0.01%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $606,001, collateralized by a US Treasury Note, 2.38% due 2/28/15, par and fair values of $595,000 and $620,864, respectively)	$606	$606,000
Credit Suisse Securities (USA) LLC, 0.05%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $5,000,007, collateralized by a US Treasury Note, 2.38% due 2/28/15, par and fair values of $4,890,000 and $5,102,559, respectively)	5,000	5,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $5,723,423)		5,606,000
Deutsche Bank Securities, Inc., 0.06%, 8/01/13 (Purchased on 6/06/13 to be repurchased at $1,530,143, collateralized by a US Treasury Securities STRIPS and a US Treasury Note, 0.00% - 4.25% due 5/15/23 - 2/15/42, par and fair values of $2,782,347 and $1,560,655, respectively)	1,530	1,530,000
Deutsche Bank Securities, Inc., 0.08%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $5,000,011, collateralized by a US Treasury Securities STRIPS and a US Treasury Note, 0.00% - 4.25% due 11/15/14 - 8/15/39, par and fair values of $11,611,520 and $5,100,020, respectively)	5,000	5,000,000
Deutsche Bank Securities, Inc., 0.07%, 8/30/13 (Purchased on 6/14/13 to be repurchased at $3,000,449, collateralized by a US Treasury Securities STRIPS and a US Treasury Note, 0.00% - 1.75% due 5/15/23 - 2/15/40, par and fair values of $6,153,301 and $3,060,075, respectively)	3,000	3,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $9,720,750)		9,530,000
Goldman Sachs & Co., 0.02%, 8/06/13 (Purchased on 7/30/13 to be repurchased at $1,010,004, collateralized by a US Treasury Note, 1.00% due 5/15/14, par and fair values of $1,021,100 and $1,030,221, respectively)	1,010	1,010,000

READY ASSETS U.S.A. GOVERNMENT MONEY FUND	JULY 31, 2013	1

Schedule of Investments (continued)	Ready Assets U.S.A. Government Money Fund (Percentages shown are based on Net Assets)
	Par (000)	Value
Repurchase Agreements

Goldman Sachs & Co., 0.04%, 8/26/13 (Purchased on 7/25/13 to be repurchased at $2,795,099, collateralized by a US Treasury Note, 1.00% due 5/15/14, par and fair values of $2,825,700 and $2,850,940, respectively)	$2,795	$2,795,000
Total Value of Goldman Sachs & Co. (collateral value of $3,881,161)		3,805,000
HSBC Securities (USA), Inc., 0.07%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $5,000,010, collateralized by a US Treasury Note, 0.38% due 2/15/16, par and fair values of $5,105,000 and $5,101,016, respectively)	5,000	5,000,000
HSBC Securities (USA), Inc., 0.04%, 8/07/13 (Purchased on 7/31/13 to be repurchased at $5,685,044, collateralized by a US Treasury Note, 0.38% due 2/15/16, par and fair values of $5,805,000 and $5,800,470, respectively)	5,685	5,685,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $10,901,486)		10,685,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06%, 8/01/13 (Purchased on 7/31/13 to be repurchased at 5,000,008, collateralized by a US Treasury Note, 0.75% due 6/30/17, par and fair values of $5,147,900 and $5,100,085, respectively)	5,000	5,000,000

	Par (000)	Value
Repurchase Agreements

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, 8/07/13 (Purchased on 7/31/13 to be repurchased at 1,030,010, collateralized by a US Treasury Note, 2.25% due 1/31/15, par and fair values of $1,019,900 and $1,050,813, respectively)	$1,030	$1,030,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $6,150,898)		6,030,000
Mizuho Securities USA LLC, 0.06%, 8/01/13 (Purchased on 7/31/13 to be repurchased at 6,666,011, collateralized by a US Treasury Note, 1.50% due 12/31/13, par and fair values of $6,751,800 and $6,799,364, respectively)	6,666	6,666,000
Total Value of Mizuho Securities USA LLC (collateral value of $6,799,364)		6,666,000
RBS Securities, Inc., 0.03%, 8/14/13 (Purchased on 7/17/13 to be repurchased at 2,500,058, collateralized by a US Treasury Note, 1.25% due 2/29/20, par and fair values of $2,645,000 and $2,552,946, respectively)	2,500	2,500,000
Total Value of RBS Securities, Inc. (collateral value of $2,552,946)		2,500,000

Total Repurchase Agreements – 51.5%		51,272,000

Total Investments (Cost - $98,823,495*) – 99.2%		98,823,495
Other Assets Less Liabilities – 0.8%		803,026

Net Assets – 100.0%		$99,626,521

*	Cost for federal income tax purposes.

Notes to Schedule of Investments
(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
Portfolio Abbreviations
STRIPS	Separate Trading of Registered Interest and Principal Securities
TIPS	Treasury Inflation-Protected Securities
READY ASSETS U.S.A. GOVERNMENT MONEY FUND	JULY 31, 2013	2

Schedule of Investments (concluded)	Ready Assets U.S.A. Government Money Fund
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of July 31, 2013:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
US Treasury Obligations	—	$47,551,495	—	$47,551,495
Repurchase Agreements	—	51,272,000	—	51,272,000
Total	—	$98,823,495	—	$98,823,495

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, cash of

$42,389 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2013.

READY ASSETS U.S.A. GOVERNMENT MONEY FUND	JULY 31, 2013	3

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets U.S.A. Government Money Fund

By:       /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

Ready Assets U.S.A. Government Money Fund

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

Ready Assets U.S.A. Government Money Fund

Date: September 24, 2013

By:       /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

Ready Assets U.S.A. Government Money Fund

Date: September 24, 2013